Additional Financial Information (Tables)	12 Months Ended
Jun. 30, 2017
Balance Sheet Information

Select additional financial information consists of the following:

At June 30	2017	2016
Prepaid Expenses
Prepaid Insurance	$12,625	$10,069
Other	4,355	4,261

	$16,980	$14,330

Other Current Assets
Fuel Tax Receivable	$1,482	$2,152
Equity Hedge	485	—
Other	1,918	1,064

	$3,885	$3,216

Accrued Expenses and Accounts Payable
Accrued Accounts Payable	$12,302	$8,914
Dividends Payable	13,877	13,480
Insurance	13,525	11,630
Wages and Benefits	6,664	8,729
Class B Shares	—	7,681
Taxes Payable	1,315	1,586
Deferred Revenue	577	621
Accrued Fixed Assets	17,194	306
Other	5,013	2,317

	$70,467	$55,264

Other Liabilities
Insurance	$19,025	$18,522
Other	1,556	2,026

	$20,581	$20,548